Summary of Total Assets by Segment (Parenthetical) (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Jun. 28, 2019
Segment Reporting Asset Reconciling Item [Line Items]
Goodwill	$ 53,643,331	$ 78,372,980	$ 78,372,980
Self Storage
Segment Reporting Asset Reconciling Item [Line Items]
Goodwill	45,300,000	45,300,000
Managed REIT Platform
Segment Reporting Asset Reconciling Item [Line Items]
Goodwill	$ 8,400,000	$ 33,100,000